Business Changes and Developments - Additional Information (Details) € in Thousands, $ in Thousands				3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Jul. 02, 2015 EUR (€)	Jul. 02, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 30, 2016 USD ($)
Business Acquisition [Line Items]
Equity Method Investment	$ 86,287					$ 79,717	$ 86,287
Cost Method Investments	1,079						1,079
Goodwill, Acquired During Period							5,476
Amortization of Intangible Assets						11,640	17,458	$ 8,007
Impairment of Goodwill							28,500
Goodwill, Impairment Loss, Net of Tax							9,785
Kuna & Co [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired (as a percent)			100.00%
Business Combination, Consideration Transferred			$ 8,400
Payments to Acquire Businesses, Gross		€ 3,000	3,335
Business Acquisitions Contingent Consideration Potential Cash Payment	$ 2,221					$ 2,225	$ 2,221
Goodwill, Acquired During Period			5,476
Atalanta Sosnoff [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage (as a percent)	49.00%					49.00%	49.00%
Discount Rate, Equity Method Investment Valuation (as a percent)									15.50%
Compound Annual Growth Rate, Revenue (as a percent)									6.00%
Equity Method Investment	$ 23,990					$ 14,719	$ 23,990		$ 14,730
Company Seats on Management Committee	1						3
Total Seats on Management Committee	3						5
Equity Method Investment, Equity Interest (as a percent)	56.30%						56.30%
Value of Assets Deconsolidated							$ 4,726
Liabilities Deconsolidated						0	2,074	0
Goodwill, Period Increase (Decrease)							(27,274)
Finite-Lived Intangible Assets, Period Increase (Decrease)							(13,924)
Noncontrolling Interest, Decrease from Deconsolidation							16,090
Temporary Equity, Other Changes							(2,683)
Atalanta Sosnoff [Member] | Special Charges [Member]
Business Acquisition [Line Items]
Conversion of Profits Interests Charge							6,333
Deconsolidation, Gain (Loss), Amount							(812)
Glisco [Member]
Business Acquisition [Line Items]
Value of Assets Deconsolidated					$ 8,302
Liabilities Deconsolidated					2,343	2,343	0	$ 0
Management Fee Period				10 years
Number Of Successor Funds Returning Carried Interest				2
Percent Ownership Of Carried Interest (as a percent)				20.00%
Operational Support Period				18 months
Cost Method Investments				$ 2,519	2,519	2,463
Glisco [Member] | Other Income [Member]
Business Acquisition [Line Items]
Deconsolidation, Gain (Loss), Amount						406
GCP III [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Decrease from Deconsolidation					$ 5,808	5,808
Contingent Cash Consideration [Member] | Kuna & Co [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		2,000	$ 2,223
Contingent Cash Consideration Payable Each Year [Member] | Kuna & Co [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross | €		€ 500
Deferred Compensation, Vesting Period (in years)		4 years	4 years
Investment Management [Member]
Business Acquisition [Line Items]
Equity Method Investment, Other than Temporary Impairment, Net of Tax						3,980
Investment Management [Member] | Special Charges [Member]
Business Acquisition [Line Items]
Equity Method Investment, Other than Temporary Impairment						8,100
Impairment of Goodwill							28,500
Investment Banking [Member] | Kuna & Co [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		1 year	1 year
Amortization of Intangible Assets						$ 689	$ 2,211
Investment Banking [Member] | Advisory Backlog [Member] | Kuna & Co [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			$ 2,900